Long-term Debt - Loan Movements (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
December 31, 2015	$ 218,185
New Loans/ Interest capitalized	754
Repayments/ Transfers/ Write offs	(202,004)
December 31, 2016	$ 16,935
Secured Credit Facility
Debt Instrument [Line Items]
Loan agreement date	Oct. 05, 2007
Original Amount	$ 90,000
December 31, 2015	43,700
New Loans/ Interest capitalized	0
Repayments/ Transfers/ Write offs	(43,700)
December 31, 2016	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan agreement date	Jun. 20, 2008
Original Amount	$ 103,200
December 31, 2015	18,250
New Loans/ Interest capitalized	316
Repayments/ Transfers/ Write offs	(16,566)
December 31, 2016	$ 2,000
Secured Credit Facility
Debt Instrument [Line Items]
Loan agreement date	Nov. 16, 2007
Original Amount	$ 47,000
December 31, 2015	12,500
New Loans/ Interest capitalized	0
Repayments/ Transfers/ Write offs	(12,500)
December 31, 2016	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan agreement date	Mar. 13, 2008
Original Amount	$ 130,000
December 31, 2015	27,567
New Loans/ Interest capitalized	0
Repayments/ Transfers/ Write offs	(27,567)
December 31, 2016	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan agreement date	Mar. 31, 2006
Original Amount	$ 753,637
December 31, 2015	101,572
New Loans/ Interest capitalized	0
Repayments/ Transfers/ Write offs	(101,572)
December 31, 2016	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan agreement date	Mar. 19, 2012
Original Amount	$ 19,065
December 31, 2015	14,596
New Loans/ Interest capitalized	438
Repayments/ Transfers/ Write offs	(99)
December 31, 2016	$ 14,935